Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Borrowings
Note 6.	Borrowings

Artisan’s borrowings consist of the following:

	Maturity	June 30, 2013		December 31, 2012
		Outstanding Balance	Interest Rate Per Annum	Outstanding Balance	Interest Rate Per Annum
Revolving credit agreement	August 2017	—	NA	90,000	1.96	%(1)
Senior notes
Series A	August 2017	60,000	4.98%	60,000	4.98%
Series B	August 2019	50,000	5.32%	50,000	5.32%
Series C	August 2022	90,000	5.82%	90,000	5.82%

Total borrowings		$200,000		$290,000

(1)	Interest rate under revolving credit agreement represents LIBOR plus the applicable margin as of December 31, 2012.

The fair value of borrowings was approximately $197,744 as of June 30, 2013. Fair value was determined based on future cash flows, discounted to present value using current market interest rates. The inputs are categorized as Level 2 in the fair value hierarchy, as defined in Note 5, “Fair Value Measurements”.

Term Loan—On July 3, 2006, Holdings entered into an unsecured five-year term loan agreement with a syndicate of lenders (the “Term Loan”) in the principal amount of $400,000. In November 2010, the Term Loan agreement was amended and the aggregate outstanding principal amount was reduced to $380,000. The maturity date of the loan was extended to July 1, 2013, for $363,000 of the loan outstanding. The remaining $17,000 of the loan matured on July 1, 2011. The amended Term Loan generally bore interest at a rate equal to, at our election, (i) LIBOR plus an applicable margin depending on Holdings’ leverage ratio (as defined in the Term Loan agreement) or (ii) an alternate base rate plus an applicable margin depending on Holdings’ leverage ratio.

On August 16, 2012, Holdings issued $200,000 in senior unsecured notes and entered into a $100,000 five-year revolving credit agreement and repaid all of the then-outstanding principal under the Term Loan.

Revolving credit agreement—Any loans outstanding under the revolving credit agreement bear interest at a rate equal to, at our election, (i) LIBOR adjusted by a statutory reserve percentage plus an applicable margin ranging from 1.50% to 3.00%, depending on Holdings’ leverage ratio (as defined in the revolving credit agreement) or (ii) an alternate base rate equal to the highest of (a) prime rate plus 0.50%, (b) the federal funds effective rate plus 0.50%, and (c) the daily one-month LIBOR adjusted by a statutory reserve percentage plus 1.00%, plus, in each case, an applicable margin ranging from 0.50% to 2.00%, depending on Holdings’ leverage ratio. Unused commitments under the revolving credit agreement bear interest at a rate that ranges from 0.175% to 0.625%, depending on Holdings’ leverage ratio.

In connection with the closing of the IPO, we paid all of the then-outstanding principal amount of loans under the revolving credit agreement. As of June 30, 2013, there were no borrowings outstanding under the revolving credit agreement and the interest rate on the unused commitment was 0.175%.

Senior notes—The fixed interest rate on each series of unsecured notes is subject to a 1.00% increase in the event Holdings receives a below-investment grade rating and any such increase will continue to apply until an investment grade rating is received. The unsecured notes and the revolving credit agreement contain certain restrictive financial covenants including a limitation on the leverage ratio of Holdings and a minimum interest coverage ratio.

Interest expense incurred on the term loan, unsecured notes and revolving credit agreement was $2,769 and $2,072 for the three months ended June 30, 2013 and 2012, respectively, and $5,862 and $4,318 for the six months ended June 30, 2013 and 2012, respectively.

As of June 30, 2013, the aggregate maturities of debt obligations, based on their contractual terms, are as follows:

2013	$—
2014	—
2015	—
2016	—
Thereafter	200,000

$200,000

5.	Borrowings

On July 3, 2006, Artisan Partners Holdings entered into an unsecured $400,000 five-year term loan agreement with a syndicate of lenders (the “Term Loan agreement” or “Term Loan”).

In November 2010, Artisan amended the Term Loan agreement. The aggregate outstanding principal amount of the loan was reduced to $380,000. The maturity date of the loan was extended to July 1, 2013 for $363,000 of the loan outstanding. The remaining $17,000 of the loan matured on July 1, 2011. Under the amended agreement, the Term Loan generally bore interest at a rate equal to, at Artisan’s election, (i) LIBOR plus an applicable margin depending on Artisan Partners Holdings’ leverage ratio or (ii) an alternate base rate plus an applicable margin depending on Artisan Partners Holdings’ leverage ratio. As of December 31, 2011, the interest rate on the note payable was 2.77%.

On August 16, 2012, Artisan issued $200,000 in unsecured notes and entered into a $100,000 five-year revolving credit arrangement, the proceeds of which were used to prepay all of the then-outstanding principal amount of the Term Loan. The debt refinance resulted in expense of $1,509, including $827 of debt extinguishment loss and $682 of other non-operating expense.

The $200,000 in unsecured notes are comprised of three series, each with a balloon payment at maturity. The Series A notes, in an aggregate principal amount of $60,000, bear interest at a rate equal to 4.98% per annum and are due August 16, 2017. The Series B notes, in an aggregate principal amount of $50,000, bear interest at a rate equal to 5.32% per annum and are due August 16, 2019. The Series C notes, in an aggregate principal amount of $90,000, bear interest at a rate equal to 5.82% per annum and are due August 16, 2022. The interest rate on each series of notes is subject to a 1.00% increase in the event Artisan Partners Holdings receives a below-investment grade rating and any such increase will continue to apply until an investment grade rating is received.

The $90,000 outstanding loans under the revolving credit agreement bear interest at a rate equal to, at our election, (i) LIBOR adjusted by a statutory reserve percentage plus an applicable margin ranging from 1.50% to 3.00%, depending on Artisan Partners Holdings’ leverage ratio (as defined in the agreement) or (ii) an alternate base rate equal to the highest of prime rate plus 0.50% and the daily one-month LIBOR adjusted by a statutory reserve percentage plus 1.00%, plus an applicable margin ranging from 0.50% to 2.00%, depending on Artisan Partners Holdings’ leverage ratio. Unused commitments under the revolving credit agreement bear interest at a rate that ranges from 0.175% to 0.625%, depending on Artisan Partners Holdings’ leverage ratio. As of December 31, 2012, the interest rates on the outstanding loans under the revolving credit agreement and the unused commitment were 1.96% and 0.20%, respectively.

Interest expense incurred on the term loan, notes payable and revolving credit arrangement was $10,123, $10,645 and $8,086 for the years ended December 31, 2012, 2011 and 2010, respectively.

The note purchase and revolving credit agreements require Artisan Partners Holdings to maintain the following financial ratios:

•

leverage ratio (calculated as the ratio of consolidated total indebtedness on any date to consolidated EBITDA for the period of four consecutive quarters ended on or prior to such date) cannot exceed 3.00 to 1.00 (Artisan Partners Holdings’ leverage ratio was 1.37 to 1.00 and 1.64 to 1.00 as of December 31, 2012 and December 31, 2011, respectively); and

•

interest coverage ratio (calculated as the ratio of consolidated EBITDA for any period of four consecutive fiscal quarters to consolidated interest expense for such period) cannot be less than 4.00 to 1.00 for such period (Artisan Partners Holdings’ interest coverage ratio was 19.57 to 1.00 and 11.24 to 1.00 as of December 31, 2012 and December 31, 2011, respectively).

The aggregate scheduled maturities of the Partnership’s borrowings are as follows at December 31, 2012:

2013	$—
2014	—
2015	—
2016	—
Thereafter	290,000

$290,000